POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 30, 2010 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED FEBRUARY 26, 2010 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio
PowerShares Autonomic Balanced NFA Global Asset Portfolio
PowerShares Autonomic Growth NFA Global Asset Portfolio
PowerShares Build America Bond Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares High Yield Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio,
PowerShares Preferred Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

Effective June 30, 2010, all references to the PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Autonomic Growth NFA Global Asset Portfolio are hereby deleted from this Statement of Additional Information.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-STK-3 6/30/10